December 4, 2008


Securities and Exchange Commission
Public Filing Desk
100 F Street, NE
Washington, DC  20549


Re:   Touchstone Strategic Trust
      Files Nos. 811-03651 and 002-80859

Ladies and Gentlemen:

On behalf of Touchstone Strategic Trust ("Registrant"), attached for filing is Post-Effective Amendment No. 69 to the Registrant's registration statements on Form N-1A. The amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933. This filing is being made to add new share classes to the Growth Opportunities and Mid Cap Growth Funds.

If you have any questions about this matter please contact the undersigned at 513.878.4066.

Very truly yours,

TOUCHSTONE STRATEGIC TRUST

/s/ Jay S. Fitton

Jay S. Fitton
Secretary